Fair Value Measurement (Details) - Schedule of changes in the Level 3 warrant liability measured at fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Foreign current exchange effects
Redeemable Preferred Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Foreign current exchange effects
2020 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Foreign current exchange effects
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Foreign current exchange effects
Level 3 [Member] | Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)
Additions	27,265
Accrued interest
Fair value measurement adjustments	21,859
Foreign current exchange effects
Transfer to Level 2
Settlements
Balance (end of period)	49,124
Level 3 [Member] | Redeemable Preferred Shares [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)	7,574
Additions	7,500	7,500
Accrued interest
Fair value measurement adjustments	(74)	70
Foreign current exchange effects		4
Transfer to Level 2
Settlements	(15,000)
Balance (end of period)		7,574
Level 3 [Member] | 2020 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)
Additions		1,531
Accrued interest		33
Fair value measurement adjustments		201
Foreign current exchange effects
Transfer to Level 2
Settlements		(1,765)
Balance (end of period)
Level 3 [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)		93
Additions		76
Accrued interest
Fair value measurement adjustments		233
Foreign current exchange effects		(6)
Transfer to Level 2		(396)
Settlements
Balance (end of period)
Level 3 [Member] | Share-Based Compensation Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance (beginning of period)
Additions	20,000
Accrued interest
Fair value measurement adjustments	231
Foreign current exchange effects
Transfer to Level 2
Settlements
Balance (end of period)	$ 20,231